As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.8%
Aerospace & Defense: 9.1%
1,935	European Aeronautic Defence and Space Co.	$123,284
435	Precision Castparts Corp.	98,849
1,455	Safran SA	89,631
		311,764
Beverages: 1.9%
1,225	Monster Beverage Corp. *	64,006
Biotechnology: 9.0%
575	Alexion Pharmaceuticals, Inc. *	66,792
1,570	Celgene Corp. *	241,670
		308,462
Capital Markets: 5.1%
362	BlackRock, Inc.	97,964
315	Partners Group Holding AG	77,222
		175,186
Chemicals: 7.5%
215	Linde AG	42,582
1,270	Monsanto Co.	132,550
200	Syngenta AG	81,694
		256,826
Commercial Banks: 1.9%
2,170	HDFC Bank, Ltd. - ADR	66,793
Energy Equipment & Services: 1.9%
1,645	Eurasia Drilling Co., Ltd.	65,636
Gas Utilities: 1.6%
22,000	China Resources Gas Group, Ltd.	56,277
Health Care Equipment & Supplies: 1.5%
420	Sonova Holding AG	52,201
Hotels, Restaurants & Leisure: 16.2%
9,500	Beijing Enterprises Holdings, Ltd.	68,593
14,000	Galaxy Entertainment Group, Ltd. *	98,196
9,000	Hutchison Whampoa, Ltd.	107,802
14,800	Sands China, Ltd.	91,499
26,000	Wynn Macau, Ltd.	88,668
1,390	Yum! Brands, Inc.	99,232
		553,990
Internet Software & Services: 12.0%
2,065	eBay, Inc. *	115,206
124	Google, Inc. - Class A *	108,613
2,600	Tencent Holdings, Ltd.	136,372
1,405	Yandex NV - Class A *	51,170
		411,361
IT Services: 6.5%
155	MasterCard, Inc. - Class A	104,281
625	Visa, Inc. - Class A	119,437
		223,718

Media: 8.7%
1,365	Discovery Communications, Inc. - Class A *	115,234
1,110	Omnicom Group, Inc.	70,418
1,685	Time Warner, Inc.	110,890
		296,542
Multiline Retail: 2.4%
1,445	Dollar General Corp. *	81,585
Pharmaceuticals: 2.6%
1,455	UCB SA	88,558
Professional Services: 3.4%
545	DKSH Holding, Ltd.	46,524
29	SGS SA	69,233
		115,757
Software: 2.1%
985	SAP AG - ADR	72,811
Specialty Retail: 2.1%
49,600	Chow Tai Fook Jewellery Group, Ltd.	70,986
Textiles, Apparel & Luxury Goods: 4.3%
6,100	Prada SpA	59,105
138	Swatch Group AG	88,811
		147,916
TOTAL COMMON STOCKS
(Cost $2,893,914)		3,420,375
SHORT-TERM INVESTMENT: 0.2%
8,272	STIT-Treasury Portfolio, 0.02%^	8,272
TOTAL SHORT-TERM INVESTMENT
(Cost $8,272)		8,272
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $2,902,186)		3,428,647
Liabilities in Excess of Other Assets: 0.0%		(1,028)
TOTAL NET ASSETS: 100.0%		$3,427,619

* Non-income producing security.
^ Annualized seven day yield as of September 30, 2013.
ADR - American Depository Receipt
GDR - Global Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments		$2,902,402
Gross unrealized appreciation		566,161
Gross unrealized depreciation		(39,916)
Net unrealized appreciation		$526,245

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$3,420,375	$-	$-	$3,420,375

Short-Term Investment	8,272	-	-	8,272
	$3,428,647	$-	$-	$3,428,647

^ See Schedule of Investments for industry breakouts.

DSM Small Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 100.8%
Aerospace & Defense: 6.1%
1,870	B/E Aerospace, Inc. *	$138,043
3,640	Hexcel Corp. *	141,233
		279,276
Beverages: 4.4%
1,710	Constellation Brands, Inc. - Class A *	98,154
1,950	Monster Beverage Corp. *	101,888
		200,042
Biotechnology: 6.2%
1,800	Aegerion Pharmaceuticals, Inc. *	154,279
4,115	NPS Pharmaceuticals, Inc. *	130,898
		285,177
Capital Markets: 10.3%
490	Affiliated Managers Group, Inc. *	89,494
4,040	LPL Financial Holdings, Inc.	154,771
2,960	SEI Investments Co.	91,494
2,650	Waddell & Reed Financial, Inc. - Class A	136,422
		472,181
Chemicals: 2.5%
4,195	American Vanguard Corp.	112,930
Electronic Equipment & Instruments: 2.6%
2,075	IPG Photonics Corp.	116,843
Food & Staples Retailing: 2.3%
2,240	Fresh Market Inc/The *	105,974
Health Care Equipment & Supplies: 2.4%
330	Cooper Cos, Inc.	42,798
2,745	Sonova Holding AG - ADR	68,295
		111,093
Hotels Restaurants & Leisure: 8.3%
5,080	Bloomin' Brands, Inc. *	119,939
2,985	Cheesecake Factory, Inc.	131,191
3,195	MGM China Holdings, Ltd. - ADR#	127,303
		378,433
Insurance: 4.8%
2,690	Brown & Brown, Inc.	86,349
3,090	Willis Group Holdings PLC	133,890
		220,239
Internet Software & Services: 7.5%
2,840	VeriSign, Inc. *	144,528
2,885	Yandex NV - Class A *	105,072
1,980	YY, Inc. - ADR*	92,624
		342,224
IT Services: 8.5%
3,385	Cardtronics, Inc. *	125,583
3,860	iGATE Corp. *	107,154
1,960	Syntel, Inc.	156,995
		389,732
Machinery: 2.1%
1,445	Pentair, Ltd.	93,838

Media: 5.5%
9,140	Interpublic Group Companies, Inc.	157,025
1,205	Scripps Networks Interactive Inc - Class A	94,123
		251,148
Metals & Mining: 2.4%
1,895	Carpenter Technology Corp.	110,118
Multiline Retail: 2.0%
1,590	Dollar Tree, Inc. *	90,884
Pharmaceuticals: 5.5%
2,115	Salix Pharmaceuticals, Ltd. *	141,451
3,690	UCB SA - ADR#	112,231
		253,682
Software: 2.7%
9,245	Cadence Design Systems, Inc. *	124,808
Specialty Retail: 12.1%
3,025	Foot Locker, Inc.	102,669
3,430	GNC Holdings, Inc. - Class A	187,380
1,230	Ulta Salon Cosmetics & Fragrance, Inc. *	146,935
2,620	Vitamin Shoppe, Inc. *	114,625
		551,609
Textiles, Apparel & Luxury Goods: 2.6%
8,475	Samsonite International SA - ADR#	118,299
TOTAL COMMON STOCKS
(Cost $4,185,108)		4,608,530
SHORT-TERM INVESTMENT: 0.3%
15,644	STIT-Treasury Portfolio, 0.02%^	15,644
TOTAL SHORT-TERM INVESTMENT
(Cost $15,644)		15,644
TOTAL INVESTMENTS IN SECURITIES: 101.1%
(Cost $4,200,752)		4,624,174
Liabilities in Excess of Other Assets: (1.1)%		(50,225)
TOTAL NET ASSETS: 100.0%		$4,573,949

* Non-income producing security.
^ Annualized seven day yield as of September 30, 2013.
# Level 2 security.
ADR - American Depository Receipt
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments		$4,200,752
Gross unrealized appreciation		483,953
Gross unrealized depreciation		(60,531)
Net unrealized appreciation		$423,422

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$4,250,697	$357,833	$-	$4,608,530

Short-Term Investment	15,644	-	-	15,644
	$4,266,341	$357,833	$-	$4,624,174

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 1 to Level 2 of common stocks in the amount of $112,231 during the three month period ended September 30, 2013.  The transfers were due to market inactivity resulting in evaluated prices rather than official close prices on September 30, 2013.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.6%
Aerospace & Defense: 8.9%
52,100	European Aeronautic Defence and Space Co. - ADR	$3,333,358
16,735	Precision Castparts Corp.	3,802,861
12,250	Rolls-Royce Holdings PLC - ADR	1,119,038
		8,255,257
Beverages: 3.0%
36,725	Monster Beverage Corp. *	1,918,881
17,800	SABMiller PLC - ADR	902,816
		2,821,697
Biotechnology: 10.4%
23,015	Alexion Pharmaceuticals, Inc. *	2,673,422
45,400	Celgene Corp. *	6,988,422
		9,661,844
Capital Markets: 3.6%
12,425	BlackRock, Inc.	3,362,454
Chemicals: 9.9%
30,575	Ecolab, Inc.	3,019,587
37,675	Monsanto Co.	3,932,140
18,775	Praxair, Inc.	2,256,943
		9,208,670
Health Care Equipment & Supplies: 2.9%
7,100	Intuitive Surgical, Inc. *	2,671,517
Hotels, Restaurants & Leisure: 13.3%
60,700	Las Vegas Sands Corp.	4,031,693
28,950	Starbucks Corp.	2,228,282
16,400	Wynn Resorts Ltd	2,591,364
48,550	Yum! Brands, Inc.	3,465,985
		12,317,324
Internet Software & Services: 13.1%
71,675	eBay, Inc. *	3,998,749
4,075	Google, Inc. - Class A *	3,569,333
86,425	Tencent Holdings, Ltd. - ADR	4,540,770
		12,108,852
IT Services: 8.6%
15,600	Cognizant Technology Solutions - Class A *	1,281,072
4,150	MasterCard, Inc. - Class A	2,792,037
20,300	Visa, Inc. - Class A	3,879,329
		7,952,438
Media: 7.9%
41,750	Discovery Communications, Inc. - Class A *	3,524,535
58,325	Time Warner, Inc.	3,838,368
		7,362,903
Multiline Retail: 3.8%
61,700	Dollar General Corp. *	3,483,582
Oil, Gas & Consumable Fuels: 2.8%
71,725	Kinder Morgan, Inc.	2,551,258

Personal Products: 3.1%
40,675	Estee Lauder Cos, Inc. - Class A	2,843,183
Road & Rail: 3.4%
20,350	Union Pacific Corp.	3,161,169
Software: 2.1%
25,825	SAP AG - ADR	1,908,984
Specialty Retail: 2.8%
46,875	TJX Cos, Inc.	2,643,281
TOTAL COMMON STOCKS
(Cost $75,518,064)		92,314,413
SHORT-TERM INVESTMENT: 0.1%
102,334	STIT-Treasury Portfolio, 0.02%^	102,334
TOTAL SHORT-TERM INVESTMENT
(Cost $102,334)		102,334
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $75,620,398)		92,416,747
Other Assets in Excess of Liabilities: 0.3%		248,749
TOTAL NET ASSETS: 100.0%		$92,665,496

* Non-income producing security.
^ Annualized seven day yield as of September 30, 2013.
ADR - American Depository Receipt
PLC - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments		$75,822,668
Gross unrealized appreciation		17,996,103
Gross unrealized depreciation		(1,402,024)
Net unrealized appreciation		$16,594,079

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$92,314,413	$-	$-	$92,314,413

Short-Term Investment	102,334	-	-	102,334
	$92,416,747	$-	$-	$92,416,747

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/  Elaine E. Richards
                   Elaine E. Richards, President

Date         11/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/  Elaine E. Richards
                  Elaine E. Richards, President

Date         11/26/2012

By (Signature and Title)*           /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date         11/26/2012

* Print the name and title of each signing officer under his or her signature.